Risk Report - Asset Quality - Financial Assets at amortized cost - Forborne financial assets at amortized cost (Detail: text value) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Forborne financial assets at amortized cost [Abstract]
YoY increase decrease of forbone financial assets at amortized cost	€ 2,600,000,000	€ 282,000,000
YoY increase decrease of forbone financial assets at amortized cost in percent	0.19	0.02